Other Income - Net - Summary of Other Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)
Disclosure Of Other Income Expense [Abstract]
Recovery insurance	$ (12,971)		$ (6,295)		$ (4,946)
Sale of fixed assets	(87,880)		(5,365)		(7,001)
Cancellation of non-eligible liabilities and provisions	(25,220)		(24,948)		(17,784)
Other income	(102,467)		(27,724)		(36,515)
Total other income	(228,538)		(64,332)		(66,246)
Repair of damage from natural disasters	4,857		18,262		3,105
Cost of retirement and disposal of fixed assets	45,890		5,339		21,382
Other expenses	72,715		24,855		15,331
Total other expenses	123,462	$ 170,520	48,456	$ 168,687	39,818	$ 116,663
Other expense (income) – Net	$ (105,076)		$ (15,876)		$ (26,428)